Note 10 - Other Assets	12 Months Ended
Dec. 31, 2017
Notes to Financial Statements
Other Assets Disclosure [Text Block]
10.	OTHER ASSETS

(In Thousands)

	December 31
	2017	2016

Deferred charges	$1,053	$867
Land use rights	706	724
Refundable deposits	421	443
Deferred income tax assets – noncurrent	120	184

	$2,300	$2,218

Deferred charges are advanced payments for consulting, maintenance, and engineering license contracts and are amortized over the terms of the contracts from
2
to
5
years. Amortization expense of the deferred charges for the years ended
December 31, 2017,
2016,
and
2015,
was approximately
$633,000,
$560,000,
and
$688,000,
respectively.

All land within municipal zones in China is owned by the government. Limited liability companies, joint stock companies, foreign-invested enterprises, privately held companies and individual natural persons must pay fees for granting of rights to use land within municipal zones. Legal use of land is evidenced and sanctioned by land use certificates issued by the local municipal administration of land resources. Land use rights granted for industrial purposes are limited to a term of no
more than
50
years.

Land use rights are recorded at cost less accumulated amortization. Amortization is provided on a straight-line basis over the term of the land use rights agreement which is
49.7
years. Amortization expense of the land use rights for the years ended
December 31, 2017,
2016,
and
2015,
was approximately
$18,000,
$19,000,
and
$28,000,
respectively.